Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2025 Portfolio - VIP Investor Freedom 2025 Portfolio	Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	19.95%
Annual Return 2014	5.04%
Annual Return 2015	(0.32%)
Annual Return 2016	6.10%
Annual Return 2017	17.82%
Annual Return 2018	(6.56%)
Annual Return 2019	21.73%
Annual Return 2020	15.88%
Annual Return 2021	10.78%
Annual Return 2022	(16.45%)